Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Deferred tax asset (liability)	$ 0	$ 0	$ 0
Non-capital losses [Member]
Statements Line Items
Deferred tax assets	7,048,000	6,401,000	4,703,000
Equipment and other [Member]
Statements Line Items
Deferred tax assets	224,000	223,000	78,000
Temporary differences relating to intellectual property costs [Member]
Statements Line Items
Deferred tax assets	0	0	136,000
Foreign tax credit [Member]
Statements Line Items
Deferred tax assets	412,000	412,000	412,000
Un-deducted SR&ED expenditure pool [Member]
Statements Line Items
Deferred tax assets	412,000	412,000	320,000
Investment tax credit [Member]
Statements Line Items
Deferred tax assets	196,000	196,000	161,000
Share issuance costs [Member]
Statements Line Items
Deferred tax assets	226,000	156,000	113,000
Unrecognized deferred tax assets [Member]
Statements Line Items
Deferred tax assets	$ (8,518,000)	$ (7,800,000)	$ (5,923,000)